STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net loss	$ (328,000)	$ (1,754,000)	$ (3,546,000)	$ (4,984,000)
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity, Increase (Decrease) in Operating Capital [Abstract]
Accounts payable and accrued expenses	121,000	6,000	(10,000)	425,000
Net cash provided by operating activities	(159,000)	(872,000)	(1,451,000)	(3,345,000)
Cash Provided by (Used in) Investing Activity, Including Discontinued Operation [Abstract]
Net cash used in investing activities	(575,000)	(700,000)	(2,850,000)	(819,000)
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Net cash provided by (used in) financing activities	713,000	1,164,000	3,923,000	(450,000)
Net change in cash	(21,000)	(408,000)	(378,000)	(4,614,000)
Iris
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net loss	(891,382)	(858,231)	(2,904,299)	(1,226,218)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities			(19,044)	(566,202)
Change in fair value of derivative liability		(2,202)	(2,202)	(102,226)
Forgiveness of unrelated vendor payables				(275,000)
Interest income on investments held in Trust Account	(16,894)	(47,241)	(137,717)	(553,641)
Accretion of discount on related party loans		1,339	1,339	103,089
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity, Increase (Decrease) in Operating Capital [Abstract]
Franchise tax receivable	5,200	19,100	48,000	(53,200)
Prepaid expenses and other current assets	(4,381)	(5,000)	(1,664)	78,753
Franchise taxes payable				(447,133)
Income taxes payable	1,616	(265,988)	(377,052)	(159,858)
Accounts payable and accrued expenses	320,975	75,767	286,177	1,112,456
Net cash provided by operating activities	(561,695)	(903,722)	(3,106,462)	(2,089,180)
Cash Provided by (Used in) Investing Activity, Including Discontinued Operation [Abstract]
Proceeds from Trust Account for redemptions			1,802,869	10,657,185
Proceeds from Trust Account for tax payments	15,000	294,519	354,519	853,261
Extension deposits to Trust Account	(31,406)		(189,139)	(120,516)
Net cash used in investing activities	724,615	248,834	1,968,249	11,389,930
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Redemption of Class A common stock	(741,021)		(1,802,869)	(10,657,185)
Proceeds from related party loan				400,000
Repayment of related party loan				(400,000)
Repayment of promissory note				(120,000)
Net cash provided by (used in) financing activities	(166,021)	700,000	1,047,131	(9,424,965)
Net change in cash	(3,101)	45,112	(91,082)	(124,215)
Cash - beginning of the period	65,343	156,425	156,425	280,640
Cash - end of the period	62,242	201,537	65,343	156,425
Supplemental disclosure of non-cash operating and financing activities:
Conversion of Class B common stock to Class A common stock				690
Remeasurement of Class A common stock subject to redemption value	37,585	86,389	248,882	420,786
Pending redemptions of Class A common shares	702,359	1,265,669	739,195
Derivative on promissory note - related party				104,428
Excise tax	50,891	12,657	25,421	103,587
Income taxes paid		271,835	396,127	193,845
Recovery of excess redemptions - tax claim			294,669
Deemed contribution for extension deposit from related party			160,677
Related party | Iris
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Proceeds from promissory note				533,720
Liminatus | Iris
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Proceeds from promissory note	$ 575,000	$ 700,000	$ 2,850,000	$ 818,500